Pension and Severance Plans (Total Defined Contribution Expenses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expenses	¥ 10,992	¥ 6,925	¥ 3,353
Foreign plans
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expenses	¥ 9,639	¥ 10,313	¥ 11,602